Cover	Mar. 06, 2023
Cover [Abstract]
Entity Registrant Name	PEDEVCO CORP.
Entity Central Index Key	0001141197
Document Type	8-K/A
Amendment Flag	true
Amendment Description	The original Form 8-K filed by the Company with the Securities and Exchange Commission on March 6, 2023 (the “Original Form 8-K”), inadvertently attached Exhibit 99.2 as Exhibit 99.3, and Exhibit 99.3 as Exhibit 99.2, even though such exhibits were properly referenced in the Exhibit Table of that filing. This Amendment No. 1 to Form 8-K is being filed solely to attach the proper Exhibit 99.2 and Exhibit 99.3 as referenced in the Exhibit Table of that filing. No other changes to the Original Form 8-K have been made.
Entity Emerging Growth Company	false
Document Period End Date	Mar. 06, 2023
Entity Incorporation State Country Code	TX
Entity Tax Identification Number	22-3755993
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	001-35922
Entity Address Address Line 1	575 N. Dairy Ashford
Entity Address Address Line 2	Suite 210
Entity Address City Or Town	Houston
Entity Address State Or Province	TX
Entity Address Postal Zip Code	77079
City Area Code	713
Local Phone Number	221-1768
Trading Symbol	PED
Security Exchange Name	NYSEAMER
Security 12b Title	Common Stock, $0.001 par value per share